6. Subsequent Events (Details)	5 Months Ended
Sep. 30, 2018
Joint Venture
Subsequent Event, Date	Aug. 01, 2018
Subsequent Event, Description	the Company and Insight incorporated Optical Flow, LLC and entered into an operating agreement
License
Subsequent Event, Date	Aug. 01, 2018
Subsequent Event, Description	the Joint Venture and Insight entered into an exclusive and worldwide license for military and law enforcement purposes